Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	CALVERT RESPONSIBLE INDEX SERIES INC
Registrant CIK	dei_EntityCentralIndexKey	0001105446
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2024
Calvert International Responsible Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative	rr_StrategyNarrativeTextBlock

Calvert International Responsible Index. The Index is composed of common stocks of large companies in developed markets, excluding the U.S. Large companies in developed markets are selected from the 1,000 large publicly traded companies, excluding business development companies, in markets that CRM determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. When determining 1,000 large publicly traded companies, CRM generally includes the 500 largest publicly traded companies located in or tied economically to Europe and the 500 largest publicly traded companies located in or tied economically to other non-U.S. and non-European developed markets. The Calvert Principles for Responsible Investment (the “Calvert Principles”) serve as a framework for considering environmental, social and governance (“ESG”) factors. Stocks are weighted in the Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. The Index is owned by CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process at CRM.

As of December 31, 2023, the Index included 815 companies, and the market capitalization ranged from approximately $2.3 billion to $501.1 billion with a weighted average market capitalization of approximately $96.8 billion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.

Risk	rr_RiskTextBlock

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Calvert US Large-Cap Core Responsible Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative	rr_StrategyNarrativeTextBlock

Calvert US Large-Cap Core Responsible Index. The Index is composed of the common stocks of large companies that operate their businesses in a manner consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”). Large companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies. The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors. Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. The Index is owned by CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process at CRM.

As of December 31, 2023, the Index included 773 companies, and the market capitalization ranged from approximately $1.2 billion to $3.0 trillion with a weighted average market capitalization of $671.7 billion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.

Risk	rr_RiskTextBlock

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Calvert US Large-Cap Growth Responsible Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative	rr_StrategyNarrativeTextBlock

Calvert US Large-Cap Growth Responsible Index. The Index is composed of the common stocks of large growth companies that operate their businesses in a manner consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”). Large growth companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and growth style factors, excluding business development companies. The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors. Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. The Index is owned by CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process at CRM.

As of December 31, 2023, the Index included 574 companies, and the market capitalization ranged from approximately $1.2 billion to $3.0 billion with a weighted average market capitalization of $901.3 billion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.

Risk	rr_RiskTextBlock

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Calvert US Large-Cap Value Responsible Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative	rr_StrategyNarrativeTextBlock

Calvert US Large-Cap Value Responsible Index. The Index is composed of the common stocks of large value companies that operate their businesses in a manner consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”). Large value companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and value style factors, excluding business development companies. The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors. Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. The Index is owned by CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process at CRM.

As of December 31, 2023, the Index included 519 companies, and the market capitalization ranged from approximately $1.2 billion to $491.8 billion with a weighted average market capitalization of $101.8 billion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.

Risk	rr_RiskTextBlock

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Calvert US Mid-Cap Core Responsible Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative	rr_StrategyNarrativeTextBlock

Calvert US Mid-Cap Core Responsible Index. The Index is composed of the common stocks of mid-size companies that operate their businesses in a manner consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”). Mid-size companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies and approximately the 200 largest publicly traded U.S. companies. The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors. Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. The Index is owned by CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process at CRM.

As of December 31, 2023, the Index included 614 companies, and the market capitalization ranged from approximately $1.2 billion to $55.6 billion with a weighted average market capitalization of $20.6 billion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.

Risk	rr_RiskTextBlock

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.